DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Massachusetts Municipal Money Market Fund for the six-month period ended July 31, 1998. Your Fund produced an annualized yield of 2.84% and, after taking into account the effect of compounding, the annualized effective yield was 2.88%.*

The Economy

After growing at a rather heady pace of 5.5% during the first quarter of 1998,

the U.S. economy, as measured by Gross Domestic Product (GDP), appears to be slowing down. During the second quarter, numerous signs of weakness appeared. These included slower growth in personal income and corporate profits, reduced export bookings, a dramatic drop in inventory stockpiling, a rising trade deficit, and a slide in manufacturing orders as evidenced by declines in the National Association of Purchasing Managers' Index for both June and July. On the other hand, consumer spending, business investment, and housing construction all moved higher. On balance, however, weakness largely overcame strength, as the GDP grew just 1.4% during the second quarter of 1998.

  As economic growth appeared to downshift at least temporarily, core inflation (which excludes volatile food and energy prices) edged a bit higher toward the end of the period. Wages and benefits paid to Americans also accelerated over the past year, fueling concerns that these gains, coupled with extremely low unemployment and tight labor markets, could push up inflation in the months ahead. Indeed on July 21, 1998, Federal Reserve Board (Fed) Chairman Alan Greenspan told the Senate Banking Committee that while the Asian crisis and other factors may restrain consumer and business spending enough "to foster a reasonably smooth transition to a more sustainable rate of growth," the risk of a pickup in inflation still outweighs the danger of a slump. Interest rates on money market securities were virtually unchanged since early 1998. Market participants, meanwhile, await developments both global and domestic which may have an effect on rate levels: included in those events would be any change in
Fed    monetary    policy    which    may    be    forthcoming.

Market Environment/Portfolio Overview

  While the Federal Reserve has kept interest rates unchanged for the past six months, market technicals nevertheless created fluctuations in rates on short-term municipal securities. During the first weeks of January the municipal money market was particularly strong due to large cash inflows, although the market remained in a trading range throughout most of the first quarter of 1998. However, in April, money funds were tapped for income tax payments, placing upward pressure on rates as funds experienced redemptions. Supply conditions in late May reversed this trend as municipal fund managers anticipated the effect of several billion dollars in notes leaving the market at the end of June. July brought stability back to the market as new supply eased the demand pressure that had existed.

  Unlike previous summer financing periods, this year's calendar of municipal notes (consisting mainly of California-exempt paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with maturities outside of the 13-month maximum maturity restriction allowable for money funds, whereas these notes were eligible for purchase in prior years. Other issues were converted to a synthetic structure that is not currently permitted for purchase in your Fund. The overall result was a lower yield for most one-year paper, both national and state specific. Instead, during this time we utilized the commercial paper market to keep average maturities from shortening significantly. As the fall approaches, we anticipate additional buying opportunities in the Massachusetts note market. We expect to choose selectively among these issues and to structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in this Fund and in The Dreyfus Corporation.


               Very truly yours,




               [Richard J. Moynihan signature logo]




               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation


August 18, 1998

New York, N.Y.

*Annualized   effective  yield  is  based  upon  dividends  declared  daily  and reinvested monthly.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
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STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments--99.1%                                                                       Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________

Town of Ashland, BAN 4%, 12/10/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,000,000    $    5,007,141

Town of Clinton, BAN 4.25%, 11/20/98 . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,003,854


Fitchburg Industrial Development Financing Authority, Industrial Revenue, VRDN

 (Nestal Machinery Project)

  3.65% (LOC; Lasalle National Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,500,000

Town of Holliston, BAN 4%, 6/10/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,016,538


Massachusetts Bay Transportation Authority:


  CP 3.55%, Series C, 8/17/98 (LOC; WestDeutsche Landesbank) (a) . . . . . . . . . . . . .          8,400,000         8,400,000

  General Transportation System Revenue

    3.40%, Series 84A, 9/1/98 (LOC; State Street Bank and Trust Co.) (a) . . . . . . . . .          4,000,000         4,000,000

  Notes 4.25%, Series A, 2/26/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,029,834


Massachusetts Health and Education Facilities Authority, Revenue, VRDN:


  (Boston University) 3.70%, Series H (LOC; Landesbank Hessen) (a,b) . . . . . . . . . . .          5,000,000         5,000,000

  (Capital Asset Program):

    3.50%, Series D (Liquidity; Credit Suisse and Insured; MBIA) (b) . . . . . . . . . . .          3,000,000         3,000,000

    3.60%, Series E (LOC; First Chicago Corp.) (a,b) . . . . . . . . . . . . . . . . . . .          2,900,000         2,900,000

  (Childrens Hospital) 3.55%, Series F (LOC; Sanwa Bank) (a,b) . . . . . . . . . . . . . .          2,285,000         2,285,000

  (Hallmark Health Systems) 3.50%, Series B (Insured; FSA and Liquidity; Fleet Bank) (b) . .        5,900,000         5,900,000

  (Harvard University) 3.45%, Series I (Guaranteed by; Harvard University) (b) . . . . . .          2,500,000         2,500,000

  (Partners Healthcare):

    3.40%, Series P-1 (Liquidity: Bayerische Landesbank and Morgan Guaranty Trust Co and

       Insured; FSA) (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,500,000        10,500,000

    3.55%, Series P-2 (Liquidity: Bayerische Landesbank and Morgan Guaranty Trust Co and

       Insured; FSA) (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,000,000


Massachusetts Housing Finance Agency, Refunding, VRDN:


  3.65%, Series A (LOC; Republic National Bank of New York) (a,b)  . . . . . . . . . . . .          5,100,000         5,100,000

  (Multi-Family Housing Project) 3.60%, Series A (LOC; FNMA) (a,b) . . . . . . . . . . . .          5,000,000         5,000,000


Massachusetts Industrial Finance Agency:

 Industrial Revenue:


    (Ocean Spray Cranberries Inc. Project) 3.80%, 10/15/98 . . . . . . . . . . . . . . . .          3,500,000         3,500,000

    VRDN (Cambridge Isotope Labs Inc.) 3.60% (LOC; Fleet Bank) (a,b) . . . . . . . . . . .          1,625,000         1,625,000

  PCR, VRDN (Holyoke Water Power Co. Project)

    3.55% (LOC; Union Bank of Switzerland) (a,b) . . . . . . . . . . . . . . . . . . . . .          7,800,000         7,800,000

  Revenue, VRDN:

    (Eastern Nazarene College) 3.45% (LOC; State Street Bank and Trust Co.) (a,b)  . . . .          1,750,000         1,750,000

    (Heritage at Dartmouth) 3.60% (LOC; Bank of Boston) (a,b)  . . . . . . . . . . . . . .          1,825,000         1,825,000

    (Newbury College) 3.45% (LOC; Bank of Boston) (a,b)  . . . . . . . . . . . . . . . . .          3,820,000         3,820,000

  RRR, VRDN (Ogden Haverhill Project)

    3.55%, Series B (LOC; Union Bank of Switzerland) (a,b) . . . . . . . . . . . . . . . .         13,300,000        13,300,000


Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue:


  CP 3.60%, Series C, 8/10/98 (LOC; Fleet Bank) (a)  . . . . . . . . . . . . . . . . . . .          7,000,000         7,000,000

  VRDN 3.40%, Series C (Insured; MBIA and Liquidity; Credit Suisse) (b)  . . . . . . . . .         17,465,000        17,465,000


Massachusetts Port Authority, Revenue, CP


  3.50%, Series B, 9/24/98 (LOC; Westdeutsche Landesbank) (a)  . . . . . . . . . . . . . .          6,000,000         6,000,000

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
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STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount           Value
-------------------------------------------------------

                                                                                                _____________     _____________

Massachusetts Water Resource Authority, VRDN:

  3.40%, Series B (Insured; AMBAC and Liquidity; Bank of Nova Scotia) (b)  . . . . . . . .      $  14,200,000     $  14,200,000

  3.65%, Series A (Insured; AMBAC and LOC; Bank of Nova Scotia) (a,b)  . . . . . . . . . .          4,000,000         4,000,000

Town of Methuen, BAN 4.15%, 12/18/98 . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,780,000         2,783,177

Montachusett, Regional Vocational Technical School District, BAN 4%, 7/23/99 . . . . . . .          4,000,000         4,012,206

Town of Plymouth, BAN 4%, 12/16/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,664,000         7,675,550

Town of Rutland, BAN 4%, 2/10/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,009,481

Town of Springfield, BAN:

  4.40%, 9/4/98 (BPA; Fleet Bank)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,001,790

  4.25%, 11/20/98 (Repo Agreement; Fleet Bank) . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,005,855

Town of Sutton, BAN 4%, 4/28/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,775,000         3,783,070

Town of Wellesley, BAN 4%, 6/11/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,885,000         3,895,294

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $209,593,790). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.1%      $209,593,790

                                                                                                      =======     =============

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .9%      $  1,820,909

                                                                                                      =======     =============


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $211,414,699

                                                                                                      =======     =============

Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

BAN         Bond Anticipation Notes                                 MBIA        Municipal Bond Investors Assurance

BPA         Bond Purchase Agreement                                                Insurance Corporation

CP          Commercial Paper                                        PCR         Pollution Control Revenue

FNMA        Federal National Mortgage Association                   RRR         Resources Recovery Revenue

FSA         Financial Security Assurance                            VRDN        Variable Rate Demand Notes


Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch (c)            or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          _________________              ___________________

F1+/F1                             VMIG1/MIG1, P1 (d)                SP1+/SP1, A1+/A1 (d)                72.4%

F2                                 VMIG2/MIG2, P2                    SP2, A2                               3.8

AAA/AA (e)                         Aaa/Aa (e)                        AAA/AA (e)                            1.8

Not Rated (f)                      Not Rated (f)                     Not Rated (f)                        22.0

                                                                                                        _______

                                                                                                        100.0%

                                                                                                        =======



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Secured by letters of credit. At July 31, 1998, 39.4% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks and government agencies.

(b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

(c) Fitch currently provides creditworthiness information for a limited number of investments.

(d) P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.

(e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(f) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                       SEE NOTES TO FINANCIAL STATMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JULY 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value


                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $209,593,790      $209,593,790

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              435,178

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,499,225

                                 Prepaid expenses and other assets . . . . . . . . . . . .                               21,287

                                                                                                                  _____________

                                                                                                                    211,549,480

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               86,634

                                 Accrued expenses and other liabilities  . . . . . . . . .                               48,147

                                                                                                                  _____________

                                                                                                                        134,781

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $211,414,699

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $211,449,561

                                 Accumulated net realized gain (loss) on investments . . .                              (34,862)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $211,414,699

                                                                                                                  =============

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                          211,464,457

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                          =====


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
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STATEMENT OF OPERATIONS            SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $3,272,327

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   466,550

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .             87,852

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             21,847

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             17,877

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              9,528

                                 Prospectus and shareholders' reports  . . . . . . . . . .              4,092

                                 Trustees' fees and expenses--Note 2(c)  . . . . . . . . .              4,071

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,325

                                                                                                  ___________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                              615,142

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,657,185

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                                 (398)

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $2,656,787

                                                                                                                    ===========


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                            July 31, 1998      Year Ended

                                                                                             (Unaudited)    January 31, 1998

                                                                                          ________________   ________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    2,657,185     $    5,340,413

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . .                (398)            (2,725)

                                                                                             _____________      _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . .           2,656,787          5,337,688

                                                                                             _____________      _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,657,185)        (5,340,413)

                                                                                             _____________      _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .         224,111,964        390,207,155

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,673,106          3,364,374

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (194,033,035)      (405,901,691)

                                                                                             _____________      _____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . . .          31,752,035        (12,330,162)

                                                                                             _____________      _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . .          31,751,637        (12,332,887)

NET ASSETS:

  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         179,663,062        191,995,949

                                                                                             _____________      _____________

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $211,414,699       $179,663,062

                                                                                             =============      =============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                     Six Months Ended

                                                      July 31, 1998                            Year Ended January 31,

                                                                         _______________________________________________________

PER SHARE DATA:                                       (Unaudited)         1998       1997        1996        1995       1994

                                                      __________         ______     ______      ______      ______     ______
   Net asset value, beginning of period  . . .          $  1.00         $  1.00    $  1.00     $  1.00     $  1.00    $  1.00

                                                         ______          ______     ______      ______      ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . .             .014            .030       .028        .033       .027        .021

                                                         ______          ______     ______      ______      ______     ______

   Distributions:

   Dividends from investment income--net . . .            (.014)          (.030)     (.028)      (.033)     (.027)      (.021)

                                                         ______          ______     ______      ______      ______     ______

   Net asset value, end of period  . . . . . .          $  1.00         $  1.00    $  1.00     $  1.00    $  1.00     $  1.00

                                                         ======          ======     ======      ======      ======     ======


TOTAL INVESTMENT RETURN. . . . . . . . . . . .             2.86%*          3.01%      2.86%       3.34%       2.70%      2.12%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .              .66%*           .63%       .60%        .46%        .28%       .28%

   Ratio of net investment income

       to average net assets . . . . . . . . .             2.85%*          2.97%      2.82%       3.28%       2.73%      2.09%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . .               --             .01%       .06%        .19%        .46%       .53%

   Net Assets, end of period (000's Omitted) .          $211,415       $179,663    $191,996    $155,055    $150,811   $87,864
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Massachusetts Municipal Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund received net earnings credits of $6,573 during the period ended July 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $34,400 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1998. If not applied, $30,500 of the carryover expires in fiscal 2003, $1,000 expires in fiscal 2004, $200 expires in fiscal 2005 and $2,700 expires in fiscal 2006.

  At July 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of
 . 50 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended July 31, 1998, the Fund was charged $53,884 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency service for the Fund. During the period ended July 31, 1998, the Fund was charged $18,866 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000. The Chairman of the Board receives an additional 25% of such compensation.

dreyfus lion "d" logo                                    (reg.tm)

dreyfus logo                                   (reg.tm)

DREYFUS MASSACHUSETTS

MUNICIPAL MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              639SA987

Massachusetts

Municipal Money

Market Fund

Semi-Annual

Report

July 31, 1998





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